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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  6/30/02
                                               ---------
Check here if Amendment [x]; Amendment Number:   13
                                               ------
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Neumeier Investment Counsel LLC
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Address: 26435 Carmel Rancho Blvd.
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         Carmel, CA  93923
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Form 13F File Number: 28-4792
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Peter Neumeier
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Title: President
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Phone: 831-625-6355
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Signature, Place, and Date of Signing:
/s/Peter Neumeier     Carmel, California                   8/14/02
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[Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
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[Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:     0
                                   ------------------
Form 13F Information Table Entry Total:     29
                                        -------------
Form 13F Information Table Value Total: $180795
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
    28-4792 Neumeier Investment Counsel LLC
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[Repeat as necessary.]

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                         FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5            COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ----------------------- ------------ ---------- ----------------------
                                                      VALUE    SHARES/   SH/P   PUT/   INVSTMNT      OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   RN     CALL   DSCRETN      MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ------ ------ ------------ ---------- ------ -------- ------

Arthur J. Gallagher             COM        363576109    8008    231100                  231100               144700   86400
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Autodesk Inc.                   COM        052769106    8304    626700                  626700               380300  246400
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Avnet Inc.                      COM        053807103    1632     74207                   74207                43972   30235
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Borders Inc.                    COM        099709107    4414    239900                  239900               169900   70000
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Colonial BancGroup Inc.         COM        195493309    8541    569400                  569400               381500  187900
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Dentsply International          COM        249030107    4195    113662                  113662                68350   45312
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Doral Financial
  Corporation                   COM        25811P100    8849    265025                  265025               174100   90925
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Engelhard Corporation           COM        292845104    6876    242800                  242800               147000   95800
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Furniture Brands
  International                 COM        360921100    4909    162275                  162275                96800   65475
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Harman International            COM        413086109   10189    206875                  206875               129400   77475
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Haverty Furniture               COM        419596101    4326    219050                  219050               122500   96550
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ICN Pharmaceuticals Inc.        COM        448924100    3046    125805                  125805                85080   40725
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Jacobs Engineering Group        COM        469814107    4570    131400                  131400                77800   53600
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John Nuveen Company             CLA        478035108    7592    295400                  295400               190700  104700
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Lone Star Technologies          COM        542312103    1872     81750                   81750                63200   18550
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Lubrizol Corp.                  COM        549271104    3971    118550                  118550                70000   48550
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Mohawk Industries Inc.          COM        608190104    8028    130475                  130475                79250   51225
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National Oilwell Inc.           COM        637071101    6479    307800                  307800               188800  119000
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Newfield Exploration            COM        651290108    6566    176650                  176650               136050   40600
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Pittson Brinks Group            COM        725701106    7986    332750                  332750               216600  116150
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Radian Group Inc.               COM        750236101    4445     91000                   91000                60900   30100
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Renaissance RE                  COM        G7496G103   11631    317775                  317775               198900  118875
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Scientific Atlanta Inc.         COM        808655104    4608    280100                  280100               160000  120100
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Silicon Valley Bancshares       COM        827064106    6452    244750                  244750               157800   86950
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St. Francis Capital Corp.       COM        789374105    4451    179550                  179550               116200   63350
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Superior Industries             COM        868168105    8008    173150                  173150                97000   76150
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Tidewater Inc.                  COM        886423102    9833    298700                  298700               184600  114100
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

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5            COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ----------------------- ------------ ---------- ----------------------
                                                      VALUE    SHARES/   SH/P   PUT/   INVSTMNT      OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   RN     CALL   DSCRETN      MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ------ ------ ------------ ---------- ------ -------- ------

Triad Guaranty Inc.            COM         595925105   2085      47900                    47900                   7200   40700
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Wilmington Trust               COM         971807102   8929     292750                   292750                 193000   99750
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